Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
	(In Thousands, Except Per Share Data

Numerator, net income	$7,657	$8,465	$8,403

Denominator:
Denominator for basic earnings per share, weighted
average shares	3,645	3,627	3,608
Effect of dilutive securities, employee stock options	12	5	6

Denominator for diluted earnings per share, adjusted weighted average
shares and assumed conversions	3,657	3,632	3,614

Basic earnings per common share	$2.10	$2.33	$2.33

Diluted earnings per common share	$2.10	$2.33	$2.33